Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 0	£ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 8,740	£ 8,972
Average duration of the defined benefit obligation	14 years	15 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 303	£ 295
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,090	1,082
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,439	2,556
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,244	2,252
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,664	2,787
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 2,559	£ 2,529
Average duration of the defined benefit obligation	14 years	15 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 73	£ 70
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	367	353
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	727	704
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	645	634
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	747	768
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 955	£ 912
Average duration of the defined benefit obligation	9 years	9 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 57	£ 58
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	174	187
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	331	310
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	206	183
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 187	£ 174